Description of Business and Segmented Disclosures - Schedule of Geographical Information (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 14,577	$ 17,471	$ 39,070	$ 52,834
Non-Current Assets	42,655		42,655		$ 42,447
Current assets	10,745		10,745		12,430
Canada
Disclosure of geographical areas [line items]
Revenue	6,666	7,999	18,828	26,471
Non-Current Assets	35,257		35,257		35,194
United States
Disclosure of geographical areas [line items]
Revenue	7,611	9,155	19,425	25,340
Non-Current Assets	5,284		5,284		4,824
China
Disclosure of geographical areas [line items]
Revenue	300	$ 317	817	$ 1,023
Non-Current Assets	1,758		1,758		2,064
Indonesia
Disclosure of geographical areas [line items]
Non-Current Assets	$ 356		$ 356		$ 365